Long Term Debt (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Debt issuance costs	$ (119)	$ (113)
Long-term liabilities associated with assets held for sale	899	2
Amount due within one year	(501)	(1,119)
Long Term Debt, Adjustments	(1,128)	(1,210)
Long-Term Debt	13,679	14,292
Emera
Debt Instrument [Line Items]
Long-term debt	2,496	2,701
Emera US Finance LP
Debt Instrument [Line Items]
Long-term debt	3,572	4,434
TECO Finance
Debt Instrument [Line Items]
Long-term debt	390	409
Tampa Electric Company
Debt Instrument [Line Items]
Long-term debt	3,334	3,126
PGS
Debt Instrument [Line Items]
Long-term debt	437	425
NMGC
Debt Instrument [Line Items]
Long-term debt	474	368
NMGI
Debt Instrument [Line Items]
Long-term debt	195	273
NSPI
Debt Instrument [Line Items]
Long-term debt	2,673	2,576
Emera Maine
Debt Instrument [Line Items]
Long-term debt	518	478
EBP
Debt Instrument [Line Items]
Long-term debt	248	248
ECI
Debt Instrument [Line Items]
Long-term debt	470	464
TECO Energy
Debt Instrument [Line Items]
Fair market value adjustment	$ 8	22
Bankers acceptances | LIBOR loans | Emera
Debt Instrument [Line Items]
Maturity	Jan. 01, 2024
Long-term debt	$ 437	$ 339
Bankers acceptances | LIBOR loans | Emera US Finance LP
Debt Instrument [Line Items]
Interest Rate Terms	Variable	Variable
Unsecured fixed rate notes | Emera
Debt Instrument [Line Items]
Weighted average interest rate	2.90%	3.50%
Maturity	Jan. 01, 2023
Long-term debt	$ 500	$ 725
Unsecured fixed rate notes | Emera US Finance LP
Debt Instrument [Line Items]
Maturity, Start	Dec. 31, 2021
Maturity, End	Dec. 31, 2046
Fixed to floating subordinated notes | Emera
Debt Instrument [Line Items]
Weighted average interest rate	6.75%	6.75%
Maturity	Dec. 31, 2076
Long-term debt	$ 1,559	$ 1,637
Unsecured senior notes | Emera US Finance LP
Debt Instrument [Line Items]
Weighted average interest rate	3.86%	3.60%
Long-term debt	$ 3,572	$ 4,434
Variable rate notes | TECO Finance
Debt Instrument [Line Items]
Interest Rate Terms	Variable	Variable
Fixed rate notes and bonds | TECO Finance
Debt Instrument [Line Items]
Weighted average interest rate	5.15%	5.15%
Maturity	Jan. 01, 2020
Long-term debt	$ 390	$ 409
Fixed rate notes and bonds | Tampa Electric Company
Debt Instrument [Line Items]
Weighted average interest rate	4.53%	4.64%
Maturity, Start	Dec. 31, 2021
Maturity, End	Dec. 31, 2050
Long-term debt	$ 3,334	$ 3,126
Fixed rate notes and bonds | PGS
Debt Instrument [Line Items]
Weighted average interest rate	4.58%	4.66%
Maturity, Start	Dec. 31, 2021
Maturity, End	Dec. 31, 2050
Long-term debt	$ 437	$ 425
Fixed rate notes and bonds | NMGC
Debt Instrument [Line Items]
Weighted average interest rate	4.30%	4.53%
Maturity, Start	Dec. 31, 2021
Maturity, End	Dec. 31, 2049
Long-term debt	$ 474	$ 368
Fixed rate notes and bonds | NMGI
Debt Instrument [Line Items]
Weighted average interest rate	3.64%	3.41%
Maturity	Jan. 01, 2024
Long-term debt	$ 195	$ 273
Discount notes | NSPI
Debt Instrument [Line Items]
Interest Rate Terms	Variable	Variable
Maturity	Jan. 01, 2024
Long-term debt	$ 308	$ 516
Medium term fixed rate notes | NSPI
Debt Instrument [Line Items]
Weighted average interest rate	5.37%	5.73%
Maturity, Start	Dec. 31, 2025
Maturity, End	Dec. 31, 2097
Long-term debt	$ 2,365	$ 1,965
Fixed rate debenture | NSPI
Debt Instrument [Line Items]
Weighted average interest rate	0.00%	9.75%
Long-term debt	$ 0	$ 95
LIBOR loans and demand loans | Emera Maine
Debt Instrument [Line Items]
Interest Rate Terms	Variable	Variable
Maturity	Jan. 01, 2023
Long-term debt	$ 11	$ 28
Secured fixed rate mortgage bonds | Emera Maine
Debt Instrument [Line Items]
Weighted average interest rate	9.74%	9.74%
Maturity, Start	Dec. 31, 2020
Maturity, End	Dec. 31, 2022
Long-term debt	$ 65	$ 68
Unsecured senior fixed rate notes | Emera Maine
Debt Instrument [Line Items]
Weighted average interest rate	4.15%	4.23%
Maturity, Start	Dec. 31, 2022
Maturity, End	Dec. 31, 2049
Long-term debt	$ 442	$ 382
Senior secured credit facility | EBP
Debt Instrument [Line Items]
Weighted average interest rate		3.08%
Interest Rate Terms	Variable
Maturity	Jan. 01, 2023
Long-term debt	$ 248	$ 248
Amortizing fixed rate notes | ECI
Debt Instrument [Line Items]
Weighted average interest rate	3.89%	3.83%
Maturity, Start	Dec. 31, 2021
Maturity, End	Dec. 31, 2022
Long-term debt	$ 122	$ 114
Secured senior notes | ECI
Debt Instrument [Line Items]
Interest Rate Terms	Variable	Variable
Maturity	Dec. 31, 2021
Long-term debt	$ 130	$ 159
Secured fixed rate senior notes | ECI
Debt Instrument [Line Items]
Weighted average interest rate	4.84%	5.51%
Maturity, Start	Dec. 31, 2020
Maturity, End	Dec. 31, 2035
Long-term debt	$ 218	$ 191